TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY Merrill Lynch Life Variable Annuity Separate Account A Supplement Dated September 9, 2011 to the Prospectus For RETIREMENT PLUS (Dated May 1, 2011)	TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK ML of New York Variable Annuity Separate Account A Supplement Dated September 9, 2011 to the Prospectus For RETIREMENT PLUS (Dated May 1, 2008)
TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY Merrill Lynch Life Variable Annuity Separate Account B Supplement Dated September 9, 2011 to the Prospectus For RETIREMENT PLUS (Dated May 1, 2011)	TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK ML of New York Variable Annuity Separate Account B Supplement Dated September 9, 2011 to the Prospectus For RETIREMENT PLUS (Dated May 1, 2008)

This supplement updates the Prospectus for Merrill Lynch Retirement PlusSM Annuity issued by Transamerica Advisors Life Insurance Company and Transamerica Advisors Life Insurance Company of New York.

Effective on or about October 1, 2011 the following fund name changes will occur:

Current Fund Name	New Fund Name
BlackRock High Income V. I. Fund	BlackRock High Yield V. I. Fund
BlackRock International Value V. I. Fund	BlackRock International V. I. Fund
BlackRock Government Income V. I. Fund	BlackRock U.S. Government Bond V. I. Fund

Because of this change, all references in the Prospectus to the funds listed will be changed.